AFA PRIVATE CREDIT FUND
Schedule of Investments
January 31, 2024 (Unaudited)

	Geographic				Percent of
	Region	Acquisition Date	Cost	Fair Value	Net Assets
Investments in Asset Based Lending
Funding Solution Asset Based Lending (1.17%)
G2D Funding LLC – Co-Investment, 11%, 5/25/2024(a)(b)	North America	September, 2023	$ 2,000,000	$ 2,002,838	1.17%
Physical Asset Based Lending (0.85%)
AF Funding XII LLC – Coinvestment, Prime +3%, 10/31/2025(a)(b)	North America	October, 2023	1,500,000	1,464,438	0.85%
Total Asset Based Lending (Cost $3,500,000) (2.02%)			3,500,000	3,467,276

Investments in Underlying Funds
Primary Underlying Funds
Commercial Asset Based Lending (5.70%)
Callodine Asset Based Loan Fund II, LP(a)(c)	North America	September, 2022	2,984,555	3,134,550	1.82%
Callodine Perpetual ABL Fund LP(a)(c)	North America	July, 2023	6,544,050	6,675,059	3.88%
Commercial Real Estate Bridge Lending (5.26%)
Alcova Capital Yield Premium Fund, L.P.(a)(c)	North America	August, 2021	8,900,000	9,025,582	5.26%
Diversified Asset-Based Lending (10.45%)
Matterhorn Partners LP(a)(c)	North America	December, 2023	2,215,759	2,241,951	1.30%
OHPC LP(a)(c)	North America	April, 2022	15,500,000	15,732,633	9.15%
Ginnie Mae Early Buyout (0.37%)
Lynx EBO Fund II(c) SP, 3,500 Shares(a)(c)	North America	October, 2021	2,100,000	642,441	0.37%
Opportunistic Real Estate Lending (1.88%)
Mavik Real Estate Special Opportunities Fund, LP(a)(c)	North America	July, 2022	2,786,121	3,237,597	1.88%
Litigation Financing (12.86%)
EAJF ESQ Fund LP(a)(c)	North America	November, 2023	10,000,000	10,451,300	6.08%
Rocade Capital Fund IV LP(a)(c)	North America	May, 2023	11,900,000	11,657,759	6.78%
Other Specialty Finance (8.17%)
Pier Special Opportunities Fund LP(a)(c)	North America	December, 2022	13,424,493	14,034,134	8.17%
Portfolio Finance (3.09%)
HCM U.S. Feeder, LP(a)(c)	North America	July, 2022	5,000,000	5,318,442	3.09%
Real Asset Lending (0.58%)
Nebari Natural Resources Credit Fund II SPC(a)(c)	Cayman Islands	February, 2023	1,135,021	983,819	0.58%
Residential Real Estate Development Lending (4.55%)
1 Sharpe Income ADV LP(a)(c)	North America	July, 2021	6,700,000	7,827,341	4.55%
Small Business Lending (7.21%)
FVP Opportunity Fund IV LP(a)(c)	North America	June, 2023	12,000,000	12,388,235	7.21%
Specialty Finance Asset Based Lending (24.98%)
CoVenture Credit Opportunities Partners Fund LP(a)(c)	North America	July, 2022	8,000,000	8,076,054	4.70%
Bastion Funding V LP(a)(c)	North America	October, 2023	14,000,000	14,485,533	8.43%
Medalist Asset-Based Credit Fund III LP(a)(c)	North America	July, 2023	7,687,081	7,590,786	4.42%
Rivonia Road Fund LP(a)(c)	North America	June, 2023	12,000,000	12,769,434	7.43%
Total Primary Investments (Cost $142,877,080) (85.10%)			142,877,080	146,272,650
Total Investments in Underlying Funds (Cost $146,377,080) (87.12%)			146,377,080	149,739,926

Short-Term Investments
Money Market Fund (9.33%)
Fidelity Colchester Street Trust - Treasury Portfolio - Class I, 5.20%, 16,042,725 Shares(d)			16,042,725	16,042,725	9.33%
Total Short-Term Investments (Cost $16,042,725) (9.33%)			16,042,725	16,042,725

Total Investments (Cost $162,419,805) (96.45%)				$ 165,782,651
Assets less other liabilities (3.55%)				6,091,371
Net Assets - 100.00%				$ 171,874,022

a Underlying Funds are restricted as to resale.

b Level 3 securities fair valued using significant unobservable inputs.

c Non-income producing.

d The rate quoted is the annualized seven-day yield of the fund at the period end.